UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Chevoit Value Management LLC

Address:   100 Wilshire Blvd.
           Suite 2020
           Santa Monica CA 90401


Form 13F File Number: 028-12964


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Nancy Marks
Title:  Vice President
Phone:  310-451-8600

Signature,  Place,  and  Date  of  Signing:

/s/ Nancy Marks                    Santa Monica, CA                   8/22/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              21

Form 13F Information Table Value Total:  $      171,048
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ -----
Abbott Laboratories            COM            abt           7087   134680 SH       SOLE                130375      0  4305
Agnico-Eagle Mines Ltd         COM            aem            203     3215 SH       SOLE                  3150      0    65
Berkshire Hathaway-A           COM            084670108     1858       16 SH       SOLE                    16      0     0
Berkshire Hathaway-B           COM            084670702    18522   239339 SH       SOLE                230594      0  8745
CVS Caremark Corp.             COM            cvs           3611    96081 SH       SOLE                 92896      0  3185
Central Fund Of Canada         COM            cef          14902   731581 SH       SOLE                704351      0 27230
Chevron Corporation            COM            cvx           2942    28612 SH       SOLE                 27002      0  1610
Conocophillips                 COM            cop           3810    50671 SH       SOLE                 48971      0  1700
Golden Star Resources Ltd      COM            gss             36    16200 SH       SOLE                 16200      0     0
Johnson & Johnson              COM            jnj          10423   156683 SH       SOLE                151588      0  5095
Leucadia National Corp         COM            luk           5363   157277 SH       SOLE                151897      0  5380
Markel Corp Holding Company    COM            mkl           3162     7969 SH       SOLE                  7631      0   338
Market Vectors Gold Miners Etf COM            gdx          25490   466933 SH       SOLE                451883      0 15050
Medtronic Inc                  COM            mdt           7355   190900 SH       SOLE                184445      0  6455
Microsoft Corp                 COM            msft          9710   373454 SH       SOLE                361419      0 12035
Newmont Mining Corp            COM            nem          25179   466535 SH       SOLE                451300      0 15235
Pan American Silver Corp       COM            paas         10286   332993 SH       SOLE                321518      0 11475
Pfizer Incorporated            COM            pfe          13235   642490 SH       SOLE                620785      0 21705
Plum Creek Timber Reit         COM            pcl            947    23358 SH       SOLE                 21508      0  1850
Wal-Mart Stores Inc            COM            wmt           6699   126060 SH       SOLE                123105      0  2955
Washington Reit                COM            wre            228     7000 SH       SOLE                  7000      0     0


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